Segment information - Geographical Areas Table (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [line items]
Revenue	$ 830.5	$ 591.2	$ 403.8
Canada
Disclosure of geographical areas [line items]
Revenue	293.3	228.8	155.1
United States
Disclosure of geographical areas [line items]
Revenue	251.1	184.2	131.9
Rest of World
Disclosure of geographical areas [line items]
Revenue	$ 286.1	$ 178.2	$ 116.8